Statutory and other information - Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration
Fees related to prior year group audit and audit of subsidiaries	$ 600	$ 400
Related party transactions
Short-term employee benefits	38,632	32,985	$ 29,126
Post-employment benefits	1,388	1,378	1,602
Share-based payments	56,297	45,234	27,666
Total key management personnel compensation	96,317	79,597	58,394
Alexion Pharmaceuticals, Inc.
Auditor's remuneration
Other assurance services	6,100
Alexion Pharmaceuticals, Inc.
Auditor's remuneration
Pre-acquisition audit fees		300
Pre-acquisition audit-related fees and other assurance services	700
Pricewaterhouse Coopers LLP
Auditor's remuneration
Group audit fee	9,900	10,500	6,300
The audit of subsidiaries pursuant to legislation	15,100	15,200	10,800
Attestation under s404 of Sarbanes-Oxley Act 2002	3,100	2,000	2,000
Audit-related assurance services	700	4,500	700
Other assurance services	200	3,400	200
The audit of subsidiaries pension schemes	300	300	300
Total auditor's remuneration	$ 29,300	$ 35,900	$ 20,300